Other Investments (Details) $ / shares in Units, $ in Millions				1 Months Ended	12 Months Ended
	Apr. 30, 2024 AUD ($)	Nov. 23, 2023 AUD ($) shares	Aug. 06, 2023 shares	Dec. 31, 2023 shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2024 AUD ($) $ / shares shares
Other Investments [Line Items]
Shares received | shares			0.15
Silvercorp common shares | shares			0.0967
Outstanding ordinary shares percentage				15.74%
Securities exchange value					$ 1.1
Cash consideration						$ 0.19
Common share | shares					0.0967	0.0967
Acquiring voting interest						19.90%
Interest rate					50.10%	50.10%
Break fee payable	$ 2,800,000					$ 2,800,000
Minimum interest rate					50.10%	50.10%
Offer and received amount	$ 42,500,000
Gain on market due					$ 7.7
Net break fee recovery amount					$ 0.3
Bottom of range [member]
Other Investments [Line Items]
Cash consideration		$ 0.15
Acquiring voting interest						20.00%
Top of range [member]
Other Investments [Line Items]
Cash consideration		$ 0.19
Acquiring voting interest						50.00%
Silvercorp [Member]
Other Investments [Line Items]
Common share | shares		0.0967
OreCorp [Member]
Other Investments [Line Items]
Share purchase | shares					70,411,334	70,411,334
Price per share | $ / shares						$ 0.4
Aggregate proceeds					$ 18.5	$ 28,000,000
Outstanding ordinary shares percentage					15.00%	15.00%
Acquired additional shares | shares					3,477,673	3,477,673
Ordinary shares | shares				73,889,007